Summary of Significant Accounting Policies - Vessels and Equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Depreciation of vessels and equipment	$ 106.4	$ 107.1	$ 115.1
Conventional Tankers Segment
Property, Plant and Equipment [Line Items]
Estimated useful life in years	25 years
Liquefied petroleum gas segment
Property, Plant and Equipment [Line Items]
Estimated useful life in years	30 years
Liquefied Natural Gas
Property, Plant and Equipment [Line Items]
Estimated useful life in years	35 years
Minimum | Dry-docking Activity
Property, Plant and Equipment [Line Items]
Estimated useful life in years	2 years 6 months
Maximum | Dry-docking Activity
Property, Plant and Equipment [Line Items]
Estimated useful life in years	5 years